Retirement and Postretirement Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation as of December 31, 2013	$ 0.0
Service cost	10.2	$ 0.0	$ 0.0
Interest cost	33.3	0.0	0.0
Actuarial (gains) losses	131.2
Employee contributions	0.0
Benefits paid	(44.2)
Liabilities assumed from separation	1,134.8
Foreign currency translation adjustment	(7.8)
Benefit obligation as of December 31, 2014	1,257.5	0.0
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation as of December 31, 2013	0.0
Service cost	1.1	0.0	0.0
Interest cost	6.5	0.0	$ 0.0
Actuarial (gains) losses	16.4
Employee contributions	0.0
Benefits paid	(12.9)
Liabilities assumed from separation	232.2
Foreign currency translation adjustment	0.0
Benefit obligation as of December 31, 2014	$ 243.3	$ 0.0